SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of financial assets measured at fair value on recurring basis) (Details) (USD $)	Jul. 31, 2014	Jul. 31, 2013
Marketable securities -
available-for-sale	$ 1,354,213	$ 2,409,273
Level 1 [Member]
Marketable securities -
available-for-sale	1,354,213	2,409,273
Level 2 [Member]
Marketable securities -
available-for-sale
Level 3 [Member]
Marketable securities -
available-for-sale